Offsets	Apr. 28, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	JAKKS Pacific, Inc.
Form or Filing Type	S-3
File Number	333-266009
Initial Filing Date	Jul. 01, 2022
Fee Offset Claimed	$ 2,344.38
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Stock, par value $0.001 per share
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 25,290,000.00
Termination / Withdrawal Statement	The registrant previously registered the offer, sale, and issuance of shares of Common Stock having an aggregate offering price of up to $25,290,000 pursuant to the Company’s registration statement on Form S-3 (File No. 333-266009) filed on July 1, 2022 (the “July 2022 Registration Statement”) with the Securities and Exchange Commission (“SEC”). In connection with the filing of the July 2022 Registration Statement, the registrant paid filing fees of $2,344.38. As of the date of this registration statement, no shares of Common Stock have been sold under the July 2022 Registration Statement. Pursuant to Rule 457(p) under the Securities Act, the registration fee of $2,344.38 has already been paid and remains unused with respect to securities that were previously registered pursuant to the July 2022 Registration Statement and were not sold thereunder may be applied to the filing fees payable pursuant to this registration statement. The registrant has terminated the offering that included the unsold securities under the July 2022 Registration Statement.
Offset: 2
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	JAKKS Pacific, Inc.
Form or Filing Type	S-3
File Number	333-267958
Initial Filing Date	Oct. 20, 2022
Fee Offset Claimed	$ 11,398.66
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Stock, par value $0.001 per share
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 124,710,000.00
Termination / Withdrawal Statement	The registrant previously registered the offer, sale, and issuance of shares of Common Stock having an aggregate offering price of up to $150,000,000 pursuant to the Company’s registration statement on Form S-3 (File No. 333-267958) filed on October 10, 2022 (the “October 2022 Registration Statement”) with the Securities and Exchange Commission (“SEC”). In connection with the filing of the October 2022 Registration Statement, the registrant paid filing fees of $11,398.66. As of the date of this registration statement, no shares of Common Stock have been sold under the October 2022 Registration Statement. Pursuant to Rule 457(p) under the Securities Act, the registration fee of $11,398.66 has already been paid and remains unused with respect to securities that were previously registered pursuant to the October 2022 Registration Statement and were not sold thereunder may be applied to the filing fees payable pursuant to this registration statement. The registrant has terminated the offering that included the unsold securities under the October 2022 Registration Statement.
Offset: 3
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	JAKKS Pacific, Inc.
Form or Filing Type	S-3
File Number	333-266009
Filing Date	Jul. 01, 2022
Fee Paid with Fee Offset Source	$ 2,344.38
Offset: 4
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	JAKKS Pacific, Inc.
Form or Filing Type	S-3
File Number	333-267958
Filing Date	Oct. 20, 2022
Fee Paid with Fee Offset Source	$ 11,398.66